UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2006

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Gryphon Capital Management, LLC
Address:  One Bush Street, Suite 1700
          San Francisco, CA  94104

Form 13F File Number:    28-05481

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Joseph E. Sweeney
Title:    Manager
Phone:    415-274-6850

Signature, Place and Date of Signing:


/s/ Joseph E. Sweeney              San Francisco, CA   October 28, 2006

Report Type (Check only one.):

X 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:               6

Form 13F Information Table Value Total:    4,183 x 1000





List of Other Included Managers:

NONE


NAME OF ISSUER         TITLE OF                                                    VOTING AUTH
                       CLASS                                 SH/   INV.  OTH
                                 CUSIP     VALUE  SHARES     PRN   DISC  ER
                                           X1000                   .     MGR
                                                                                SOLE    SHR  NONE

Petrowest Energy       Restrict  71675X995 394    50000      SH    SOLE       50000
                       ed
Brazalta Resources     Common    10575W103 360    350000     SH    SOLE       350000
Corp
Central Asia Gold      Common    Q21744109 229    767797     SH    SOLE       767797
Ltd.
Diamond Dex Res Lt     Common    252781109 354    1100000    SH    SOLE       1100000
Jinshan Gold Mines     Common    47758X9A2 1973   1750000    SH    SOLE       1750000
UCBH Holdings Inc      Common    90262T308 873    50000      SH    SOLE       50000



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